UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Revenues	[1]	$ 11,615,280	$ 11,980,653
Interest expense		5,540,867 [2]	11,205,412 [2]	$ 20,019,886
Related Party
Revenues		112,210	433,454
Interest expense		$ 279,000	$ 563,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Revenues				46,387,963
Interest expense	[3]			20,019,886
Two Thousand And Twenty Two Taxable Industrial Revenue Bond [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Related Party
Interest expense				$ 517,000

[1]	Includes related party revenues of $112,210 and $433,454 for the three and six months ended June 30, 2023, respectively.
[2]	Includes related party interest for the 2022 taxable industrial revenue bond of approximately $279,000 and $563,000 for the three and six months ended June 30, 2023, respectively.
[3]	Includes related party interest of approximately $517,000 for the 2022 taxable industrial revenue bond.